UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

JoEllen L. Legg, Secretary Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	July 31

Date of reporting period:	August 1, 2009 - January 31, 2010

Item 1.  Report to Stockholders.

CLOUGH CHINA FUND

An ALPS Advisors, Inc. Solution

Semi-Annual

CLASS A, C & I SHARES

January 31, 2010

Table of Contents

Shareholder Letter	2

Disclosure of Fund Expenses	6

Statement of Investments	7

Statement of Assets & Liabilities	12

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Class A	17

Class C	19

Class I	21

Notes to Financial Statements	22

Additional Information	29

Trustees and Officers	33

Clough China Fund	www.alpsfunds.com

Shareholder Letter

(Unaudited)

For the period of six months closing on January 31 2010, the Clough China Fund slightly outperformed its benchmark, the MSCI China Index. The Fund’s Class A shares posted a 1.68% gain versus a 2.62% fall for the benchmark. Performance for all share classes can be found on page 4.

What Investment Environment did the Fund Face During the First 6 Months of FY 2009/2010?

The Fund faced a contrasted and volatile environment during the period under review. Abundant liquidity and the ongoing recovery of domestic corporate profits helped drive Chinese equities higher in the last months of calendar year 2009. During the last quarter in particular, the Chinese economic recovery from the 2008 global crisis accelerated. From September through year end, power generation growth accelerated from 9.5% to 15.9% and industrial output growth from 13.9% to 18.5%. Retail sales remained steady, up 15.5% year over year. This high growth could not have happened without the increase in lending by commercial banks, whose loans increased by 32% for the full year. Despite weak export demand, China’s GDP increased by 8.7% in 2009. Domestic demand, driven by fixed asset investment, was the primary catalyst for growth. (source: Bloomberg)

While investors focused on growth and a fast cyclical recovery, the Central government in Beijing started to send the first signals of its concerns about potential overheating in the property sector and a rising inflationary risk. This culminated on January 12th with the first increase in banks’ reserve requirement ratio (RRR) in many months as the Central Bank began to rein in liquidity and bank lending expansion. This was the turning point. Between January 12th and 29th the MSCI China Index fell 11.04%, erasing more than the 9.15% gain accumulated in the previous 5 months.

Which Market Factors Influenced the Fund’s Relative Performance?

The change in China’s monetary policy orientation encouraged the Managers to keep the Fund’s exposure to financial stocks in the banking and property sectors at a low and underweight level. We increased the Fund’s holdings of mainland China consumption-oriented companies such as Skyworth Digital, a manufacturer of electrical appliances who benefits from the government policy to subsidize rural purchases of these items. We also increased Hong Kong exposure — adding Sun Hun Kai Properties, the largest local property developer to the Fund holdings. The increased exposure to consumer and retail sectors in the fourth quarter of 2009 helped contribute to the Fund’s absolute performance and relative outperformance of the MSCI China index.

What is the Investment Outlook for the Chinese Market?

We anticipate a similar economic expansion in 2010 as in 2009, between 8 and 9%, a bit higher than the official 8% growth forecast. But growth drivers should change. On the one hand, the fate of the trade surplus is still uncertain since, whereas exports have begun to recover from a low base, it looks like imports are actually rebounding even faster and therefore it is not a given that the trade surplus will expand. Nonetheless, recovering demand from trading partners will contribute to China’s growth this year, even if the current account surplus declines.

Semi-Annual      January 31, 2010

On the other hand, the government economic policy has clearly shifted in favor of private consumption, where the upside potential is huge. Support measures to curb the high savings rate and to spur consumer spending, including in rural areas, recent increases of minimum wages above 15% in several Provinces should be a tailwind for the consumer and retail sectors. We believe recent worries about local government finances are largely overdone as the Central government is in a comfortable position and we believe the largest banks have healthy balance sheets that they plan to make even stronger in coming months through capital raising exercises.

While Central authorities are working hard at preventing unsustainable overheating in the real estate sector, we believe a few themes are relatively low risk to invest in. The Managers will continue to focus the Fund to access favorable tailwinds in 1) consumer spending, where income growth and government policy is favorable, 2) pollution control and environment protection, where new energy sources and water treatment projects are of vital importance to the health of China’s citizens and long-term economic prospects, 3) utilities, where we expect higher tariffs this year and 4) technology, where business and consumer demand should continue to be strong.

Recent steps to tighten bank lending and property development should be seen as a wise move to stem potential asset bubbles and inflationary pressures. While tightening measures have been weighing on investor sentiment for several months, we think they do not alter the long-term fundamental story for investment in China. China’s equity markets have corrected and now trade at levels from last Summer. Consensus market forecasts expect average corporate earnings to increase 20% or more in 2010. Current valuations appears reasonable to us with Price Earnings ratio, a valuation ratio of a company’s current share price compared to is per-share earning, around 14x and 12x for 2010 and 2011, respectively. Projections are based on estimates and one can not predict future results. We believe the Fund’s investments offer plenty of value and growth and expect a market recovery to emerge when investors become comfortable that China’s policy adjustments will succeed in containing inflation while still maintaining strong economic growth on track.

Past performance does not guarantee future results. Investing in China, Hong Kong, and Taiwan involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political, and local risks of these regions than a fund that is more geographically diversified. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS (as of January 31, 2010)

				Since	Expense Ratios**
	6 months	1 year	3 year	Inception*	Gross	Net***
Class A — NAV (1)	1.68%	62.06%	5.97%	20.09%	2.13%	1.85%
Class A — MOP (2)	-4.19%	52.81%	3.89%	18.36%
Class C — NAV (1)	1.18%	60.61%	5.20%	19.22%	2.63%	2.63%
Class C — MOP (2)	0.18%	59.61%	5.20%	19.22%
Class I(3)	1.93%	62.69%	6.57%	20.75%	1.73%	1.40%
MSCI China Index(4)	-2.62%	61.70%	8.17%	21.48%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-256-8445.

Effective as of the close of business January 15, 2010, Old Mutual China Fund, a series of Old Mutual Funds I (the “Predecessor Fund”), reorganized into the Fund. The Predecessor Fund was advised by Old Mutual Capital, Inc. and sub-advised by Clough Capital Partners, LP, the Fund’s sub-adviser. The Fund’s performance for periods prior to the close of business January 15, 2010 is that of the Predecessor Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested. Derivatives generally are more sensitive to changes in economic or market conditions than other types of investments; this could result in losses that significantly exceed the Fund’s original investment.

*                 Predecessor Fund Inception date of 12/30/05.

**          The gross and net expense ratios are as stated in the “Fees and Expenses of the Fund” in the Fund’s current prospectus.

***   ALPS Advisors, Inc. contractually has agreed to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.40% for Class I shares through December 31, 2010, 1.70% for Class A shares through December 31, 2009 and 1.85% for Class A shares from January 1, 2010 through December 31, 2010, and 2.70% for Class C shares through December 31, 2010. ALPS Advisors will consider further reductions to these limits on an annual basis. Without this agreement, expenses would be higher. Effective January 1, 2011, ALPS Advisors contractually has agreed to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. ALPS Advisors will consider further reductions to these limits on an annual basis. Without this agreement, expenses would be higher.

(1)       Net Asset Value (NAV) is the share price without sales charges.

(2)       Maximum Offering Price (MOP) includes sales charges. Class A returns include effects of the Fund’s maximum sales charge of 5.75%; Class C returns include the 1.00% contingent deferred sales charge.

(3)       Prior to close of business on January 15, 2010, Class I was known as Institutional Class.

(4)       The Morgan Stanley Capital International (“MSCI”) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index. An investor may not invest directly in an index.

SECTOR ALLOCATION (as a % of Net Assets)

PERFORMANCE OF $10,000 INITIAL INVESTMENT (as of January 31, 2010)

Comparison of Change in Value of $10,000 Investment (inclusive of sales loads)

Source: Morningstar

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception.

As of close of business January 15, 2010, the Predecessor Fund reorganized into the Fund. The Predecessor Fund was advised by Old Mutual Capital, Inc. and sub-advised by Clough Capital Partners, LP, the Fund’s sub-adviser. The Fund’s performance for periods prior to close of business January 15, 2010 is that of the Predecessor Fund.

†                 Prior to close of business on January 15, 2010, Class I was known as Institutional Class.

(1)       The Morgan Stanley Capital International (“MSCI”) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index. An investor may not invest directly in an index.

Disclosure of Fund Expenses

January 31, 2010 (Unaudited)

As a shareholder of the Fund you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder service fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on August 1, 2009 and held until January 31, 2010.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table on the next page is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account value 8/1/09	Ending Account value 1/31/10	Expense Ratio (a)	Expenses Paid During Period (a) 8/1/09 — 1/31/10
Class A
Actual	$1,000.00	$1,016.80	1.94% (b)	$9.85
Hypothetical	$1,000.00	$1,015.44	1.94% (b)	$9.84
Class C
Actual	$1,000.00	$1,019.30	2.70%	$13.74
Hypothetical	$1,000.00	$1,011.59	2.70%	$13.69
Class I (c)
Actual	$1,000.00	$1,019.30	1.40%	$7.13
Hypothetical	$1,000.00	$1,018.14	1.40%	$7.13

(a)  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

(b)  Effective January 1, 2010, the net expense limitation changed from 1.70% to 1.85%.

(c)   Prior to the close of business on January 15, 2010, Class I was known as Institutional Class.

Statement of Investments

January 31, 2010 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS (92.97%)
CONSUMER DISCRETIONARY (17.68%)
Automobiles (0.90%)
Dongfeng Motor Group Co., Ltd. - Class H	306,000	$397,586

Distributors (1.27%)
China Resources Enterprise, Ltd.	172,000	564,779

Household Durables (3.35%)
Chigo Holding, Ltd. (a)	718,000	455,985
Skyworth Digital Holdings, Ltd.	1,072,000	1,030,447
		1,486,432
Multiline Retail (2.42%)
Golden Eagle Retail Group, Ltd.	297,000	531,141
Parkson Retail Group, Ltd.	318,500	544,206
		1,075,347
Specialty Retail (3.50%)
SA SA International Holdings, Ltd.	2,414,000	1,554,372

Textiles, Apparel & Luxury Goods (6.24%)
Anta Sports Products, Ltd.	395,000	518,601
Shenzhou International Group Holdings, Ltd.	794,500	996,385
Texwinca Holdings, Ltd.	711,000	625,984
Xtep International Holdings	1,025,000	630,279
		2,771,249

TOTAL CONSUMER DISCRETIONARY		7,849,765

CONSUMER STAPLES (5.06%)
Food & Staples Retailing (1.82%)
Lianhua Supermarket Holdings Co., Ltd. - Class H	177,000	459,542
Wumart Stores, Inc. - Class H	209,500	349,425
		808,967
Food Products (2.55%)
Shenguan Holdings Group, Ltd. (a)	1,460,800	1,128,910

Personal Products (0.69%)
Hengan International Group Co., Ltd.	46,000	306,930

TOTAL CONSUMER STAPLES		2,244,807

ENERGY (10.53%)
Energy Equipment & Services (0.52%)
China Oilfield Services, Ltd. - Class H	195,000	230,450

		Value
	Shares	(Note 1)

Oil, Gas & Consumable Fuels (10.01%)
China Petroleum & Chemical Corp. - Class H	1,039,000	$808,295
China Shenhua Energy Co., Ltd. - Class H	277,500	1,182,824
CNOOC, Ltd.	1,749,000	2,452,289
		4,443,408

TOTAL ENERGY		4,673,858

FINANCIALS (13.69%)
Commercial Banks (5.16%)
Industrial & Commercial Bank of China - Class H	3,149,500	2,293,787

Diversified Financial Services (0.99%)
Hong Kong Exchanges and Clearing, Ltd.	26,000	438,411

Insurance (4.38%)
China Life Insurance Co., Ltd. - Class H	441,000	1,944,827

Real Estate Management & Development (3.16%)
Cheung Kong Holdings, Ltd.	28,000	329,462
China Overseas Land & Investment, Ltd.	189,620	336,763
Sun Hung Kai Properties, Ltd.	57,500	735,925
		1,402,150

TOTAL FINANCIALS		6,079,175

HEALTH CARE (0.70%)
Pharmaceuticals (0.70%)
Lijun International Pharmaceutical Holding Co., Ltd.	2,025,000	311,681

TOTAL HEALTH CARE		311,681

INDUSTRIALS (16.30%)
Airlines (2.80%)
Air China, Ltd. - Class H (a)	939,000	778,538
Cathay Pacific Airways, Ltd. (a)	282,000	462,746
		1,241,284
Commercial Services & Supplies (2.88%)
China Everbright International, Ltd.	2,707,000	1,277,117

Construction & Engineering (2.16%)
China State Construction International
Holdings, Ltd.	2,778,800	958,914

Electrical Equipment (1.02%)
Shanghai Electric Group Co., Ltd. - Class H	1,042,000	451,174

	Shares	Value (Note 1)

Industrial Conglomerates (1.97%)
Shanghai Industrial Holdings, Ltd.	189,000	$877,066

Machinery (1.61%)
China Automation Group, Ltd.	1,055,000	715,404

Road & Rail (0.83%)
MTR Corp.	114,000	369,505

Transportation Infrastructure (3.03%)
COSCO Pacific, Ltd.	246,000	357,266
Jiangsu Expressway Co., Ltd. - Class H	1,111,000	988,845
		1,346,111

TOTAL INDUSTRIALS		7,236,575

INFORMATION TECHNOLOGY (6.39%)
Communications Equipment (1.77%)
Comba Telecom Systems Holdings, Ltd.	515,720	558,288
ZTE Corp. - Class H	39,400	229,849
		788,137
Internet Software & Services (4.62%)
Alibaba.com, Ltd.	260,500	584,803
Tencent Holdings, Ltd.	79,000	1,464,555
		2,049,358

TOTAL INFORMATION TECHNOLOGY		2,837,495

MATERIALS (9.45%)
Chemicals (1.44%)
Fufeng Group, Ltd.	1,022,000	640,768

Construction Materials (2.37%)
Anhui Conch Cement Co., Ltd. - Class H	36,000	197,506
BBMG Corp. - Class H (a)	446,000	441,471
China Resources Cement Holdings, Ltd. (a)	972,000	411,888
		1,050,865
Metals & Mining (1.95%)
Angang Steel Co., Ltd. - Class H	328,000	565,474
Zhaojin Mining Industry Co., Ltd. - Class H	168,000	300,195
		865,669
Paper & Forest Products (3.69%)
Lee & Man Paper Manufacturing, Ltd.	2,123,200	1,213,984
Nine Dragons Paper Holdings, Ltd.	305,000	424,740
		1,638,724

TOTAL MATERIALS		4,196,026

	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES (8.32%)
Diversified Telecommunication (2.11%)
China Telecom Corp., Ltd. - Class H	2,284,000	$938,317

Wireless Telecommunication Services (6.21%)
China Mobile, Ltd.	293,400	2,756,414

TOTAL TELECOMMUNICATION SERVICES		3,694,731

UTILITIES (4.85%)
Gas Utilities (1.70%)
China Resources Gas Group, Ltd.	518,000	752,926

Independent Power Producers & Energy Traders (2.15%)
China Longyuan Power Group Corp. - Class H (a)	400,000	494,594
China Resources Power Holdings Co., Ltd.	240,000	462,207
		956,801
Water Utilities (1.00%)
Guangdong Investment, Ltd.	870,000	442,723

TOTAL UTILITIES		2,152,450

TOTAL COMMON STOCKS (COST $34,198,034)		41,276,563

	7-Day		Value
	Yield	Shares	(Note 1)

SHORT TERM INVESTMENTS (9.13%)
MONEY MARKET FUND (9.13%)
Dreyfus Cash Management Fund - Institutional Class	0.09%	4,052,419	4,052,419

TOTAL SHORT TERM INVESTMENTS (Cost $4,052,419)			4,052,419

TOTAL INVESTMENTS (102.10%) (Cost $38,250,453)			$45,328,982

Liabilities In Excess Of Other Assets (-2.10%)			(932,290)

NET ASSETS (100.00%)			$44,396,692

(a) Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Financial Statements.

Statement of Assets & Liabilities
January 31, 2010 (Unaudited)

ASSETS:
Investments, at value	$45,328,982
Foreign currency, at value (Cost $61)	67
Receivable for investments sold	1,858,898
Receivable for shares sold	50,000
Interest and dividends receivable	4,922
Other assets	1,039
Total assets	47,243,908

LIABILITIES:
Payable for investments purchased	2,356,574
Payable for shares redeemed	406,634
Payable to advisor	18,920
Payable for administration and transfer agency fees	7,086
Payable for transfer agency fees - prior service provider	18,381
Payable for distribution and services fees	6,166
Payable to trustees	1,890
Accrued expenses and other liabilities	31,565
Total liabilities	2,847,216
NET ASSETS	$44,396,692

NET ASSETS CONSIST OF:
Paid-in capital	$44,449,613
Overdistributed net investment income	(350,208)
Accumulated net realized loss on investments and foreign currency transactions	(6,781,375)
Net unrealized appreciation in value of investments and the translation of assets and liabilities in foreign currencies	7,078,662
NET ASSETS	$44,396,692

INVESTMENTS AT COST	$38,250,453

See Notes to Financial Statements.

PRICIng OF sHAREs:
Class A:
Net Asset Value, offering and redemption price per share (a)	$16.53
Net Assets	$28,041,419
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,696,780
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.54

Class C:
Net Asset Value, offering and redemption price per share (a)	$16.27
Net Assets	$6,422,170
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	394,665

Class I: (b)
Net Asset Value, offering and redemption price per share	$16.70
Net Assets	$9,933,103
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	594,769

(a)       Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s Prospectus.

(b)       Prior to the close of business on January 15, 2010, Class I was known as Institutional Class.

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended January 31, 2010 (Unaudited)

InvEsTMEnT InCOME:
Dividends	$322,757
Foreign taxes withheld	(13,119)
Interest	1,319
Other income	3,740
Total income	314,697

EXPEnsEs:
Investment advisory fee	321,481
Administrative and transfer agency fee	33,530
Distribution and service fees
Class A	20,565
Class C	37,272
Trustees’ fees and expenses	9,231
Custodian fee	22,942
Transfer agent fee - prior service provider	45,595
Legal and audit fee	7,421
Networking fee	6,828
Registration fee	37,683
Reports to shareholder and printing fees	10,768
Other	7,623
Total expenses before waiver	560,939
Less fees waived/reimbursed by investment advisor
Class A	(33,540)
Class C	(24,572)
Class Z (a)	(33,103)
Class I (b)	(23,664)
Total net expenses	446,060
nET InvEsTMEnT lOss	(131,363)

Net realized gain on investments	5,451,130
Net realized loss on foreign currency transactions	(3,539)
Net change in unrealized appreciation of investments	(4,749,224)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	126
nET REAlIZED AnD unREAlIZED gAIn On InvEsTMEnTs	698,493
nET InCREAsE In nET AssETs REsulTIng FROM OPERATIOns	$567,130

(a)       As a result of the reorganization (Note 1), the Fund no longer offers Class Z shares. Effective as of the close of business January 15, 2010, holders of Class Z shares of the Old Mutual China Fund received Class A shares of the Fund.

(b)       Prior to the close of business on January 15, 2010, Class I was known as Institutional Class.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009
OPERATIOns:
Net investment income/(loss)	$(131,363)	$220,677
Net increase for payment by affiliate (a)	—	1,000
Net realized gain/(loss) on investments and foreign currency transactions	5,447,591	(7,596,663)
Change in unrealized appreciation or depreciation of investments and translation of assets and liabilities denominated in foreign currencies	(4,749,098)	8,481,816
Net increase in net assets resulting from operations	567,130	1,106,830

DIsTRIBuTIOns TO sHAREHOlDERs (nOTE 1):
From net investment income
Class A	(59,414)	(181,743)
Class C	—	(18,414)
Class Z (b)	(95,371)	(72,741)
Class I (c)	(87,067)	(186,642)
Total distributions	(241,852)	(459,540)

sHARE TRAnsACTIOns (nOTE 3):
Proceeds from shares sold
Class A	20,294,691	5,928,801
Class C	895,725	1,796,034
Class Z (b)	14,440,499	7,001,274
Class I (c)	3,310	12,900
Issued to shareholders in reinvestment of distributions
Class A	37,490	119,635
Class C	—	9,160
Class Z (b)	94,026	71,309
Class I (c)	87,068	186,642
Cost of shares redeemed, net of redemption fees (Note 3)
Class A	(5,667,929)	(8,473,021)
Class C	(2,835,144)	(3,204,961)
Class Z (b)	(28,012,416)	(1,830,543)
Class I (c)	(10)	(12,306)
Net increase/(decrease) from share transactions	(662,690)	1,604,924
Net increase/(decrease) in net assets	(337,412)	2,252,214

nET AssETs:
Beginning of year	44,734,104	42,481,890
End of period*	$44,396,692	$44,734,104

* Including undistributed/(overdistributed) net investment income of:	$(350,208)	$23,007

(a)       See Note 1.

(b)       As a result of the reorganization (Note 1), the Fund no longer offers Class Z shares. Effective as of the close of business January 15, 2010, holders of Class Z shares of the Old Mutual China Fund received Class A shares of the Fund.

(c)        Prior to the close of business on January 15, 2010, Class I was known as Institutional Class.

See Notes to Financial Statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated.

nET AssET vAluE, BEgInnIng OF PERIOD
InCOME/(lOss) FROM OPERATIOns:
Net investment income/(loss) (b)
Net realized and unrealized gain/(loss) on investments (b)
Total from investment operations

DIsTRIBuTIOns:
From net investment income
From net realized gains
Total distributions
REDEMPTIOn FEEs ADDED TO PAID In CAPITAl
InCREAsE/(DECREAsE) In nET AssET vAluE
Net asset value - end of period
Total return (e)

RATIOs/suPPlEMEnTAl DATA
Net Assets — end of period (000)
Ratio of expenses to average net assets including fee waivers
Ratio of expenses to average net assets without fee waivers
Ratio of net investment income/(loss) to average net assets
Portfolio turnover rate (h)

(a)       Commenced operations December 30, 2005.

(b)       Per share numbers have been calculated using the average share method.

(c)        Impact of payment by affiliate was less than $0.01 per share and 0.01%, respectively (See Note 1).

(d)       Less than $0.005 per share.

(e)        Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the year or period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(f)           Annualized.

(g)       Effective January 1, 2010, the net expense limitation changed from 1.70% to 1.85%.

(h)       Portfolio turnover rates are for the period indicated and have not been annualized. A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average market value of such securities during the period. Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2010 were $33,380,310 and $35,254,319, respectively.

See Notes to Financial Statements.

CLASS A
For the Six
Months Ended		For the				For the
January 31, 2010		Year Ended				Period Ended
(Unaudited)		July 31, 2009		July 31, 2008	July 31, 2007	July 31, 2006 (a)
$16.32		$15.81		$22.46	$13.23	$10.00

(0.06)		0.09		(0.01)	0.06	0.01
0.34		0.62	(c)	(1.73)	9.59	3.22
0.28		0.71		(1.74)	9.65	3.23

(0.07)		(0.20)		(0.03)	(0.05)	(0.00)
—		(0.00)		(4.88)	(0.37)	(0.00)
(0.07)		(0.20)		(4.91)	(0.42)	(0.00)
0.00	(d)	0.00	(d)	—	—	—
0.21		0.51		(6.65)	9.23	3.23
$16.53		$16.32		$15.81	$22.46	$13.23
1.68%		5.00	%(c)	(13.91)%	73.81%	32.30%

$28,042		$15,069		$17,927	$25,976	$2,532
1.94	%(f)(g)	1.95%		2.02%	2.10%	2.10	%(f)
2.35	%(f)	2.62%		2.34%	2.42%	6.65	%(f)
(0.70	)%(f)	0.70%		(0.06)%	0.31%	0.12	%(f)
77%		120%		178%	193%	51%

nET AssET vAluE, BEgInnIng OF PERIOD
InCOME/(lOss) FROM OPERATIOns:
Net investment income/(loss) (b)
Net realized and unrealized gain/(loss) on investments (b)
Total from investment operations

DIsTRIBuTIOns:
From net investment income
From net realized gains
Total distributions
REDEMPTIOn FEEs ADDED TO PAID In CAPITAl
InCREAsE/(DECREAsE) In nET AssET vAluE
Net asset value - end of period
Total return (d)

RATIOs/suPPlEMEnTAl DATA
Net Assets — end of period (000)
Ratio of expenses to average net assets including fee waivers
Ratio of expenses to average net assets without fee waivers
Ratio of net investment income/(loss) to average net assets
Portfolio turnover rate (f)

(a)       Commenced operations December 30, 2005.

(b)       Per share numbers have been calculated using the average share method.

(c)        Impact of payment by affiliate was less than $0.01 per share and 0.01%, respectively (See Note 1).

(d)       Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the year or period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)        Annualized.

(f)           Portfolio turnover rates are for the period indicated and have not been annualized. A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average market value of such securities during the period. Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2010 were $33,380,310 and $35,254,319, respectively.

See Notes to Financial Statements.

CLASS C
For the Six
Months Ended		For the				For the
January 31, 2010		Year Ended				Period Ended
(Unaudited)		July 31, 2009		July 31, 2008	July 31, 2007	July 31, 2006 (a)
$16.08		$15.48		$22.26	$13.18	$10.00

(0.11)		(0.01)		(0.17)	(0.06)	(0.06)
0.30		0.65	(c)	(1.64)	9.52	3.24
0.19		0.64		(1.81)	9.46	3.18

(0.00)		(0.04)		(0.09)	(0.02)	(0.00)
—		(0.00)		(4.88)	(0.37)	(0.00)
(0.00)		(0.04)		(4.97)	(0.39)	(0.00)
—		—		—	0.01	—
0.19		0.60		(6.78)	9.08	3.18
$16.27		$16.08		$15.48	$22.26	$13.18
1.18%		4.21	%(c)	(14.49)%	76.27%	31.80%

$6,422		$8,267		$9,991	$15,497	$793
2.70	%(e)	2.70%		2.77%	2.85%	2.85	%(e)
3.36	%(e)	3.43%		3.15%	3.33%	11.53	%(e)
(1.32	)%(e)	(0.05)%		(0.85)%	(0.33)%	(0.76	)%(e)
77%		120%		178%	193%	51%

nET AssET vAluE, BEgInnIng OF PERIOD
InCOME/(lOss) FROM OPERATIOns:
Net investment income/(loss) (c)
Net realized and unrealized gain/(loss) on investments (c)
Total from investment operations

DIsTRIBuTIOns:
From net investment income
From net realized gains
Total distributions
REDEMPTIOn FEEs ADDED TO PAID In CAPITAl
InCREAsE/(DECREAsE) In nET AssET vAluE
Net asset value - end of period
Total return (e)

RATIOs/suPPlEMEnTAl DATA
Net Assets – end of period (000)
Ratio of expenses to average net assets including fee waivers
Ratio of expenses to average net assets without fee waivers
Ratio of net investment income/(loss) to average net assets
Portfolio turnover rate (g)

(a)       Commenced operations December 30, 2005.

(b)       Prior to close of business on January 15, 2010, Class I was known as Institutional Class.

(c)        Per share numbers have been calculated using the average share method.

(d)       Impact of payment by affiliate was less than $0.01 per share and 0.01%, respectively (See Note 1).

(e)        Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the year or period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(f)           Annualized.

(g)       Portfolio turnover rates are for the period indicated and have not been annualized. A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average market value of such securities during the period. Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2010 were $33,380,310 and $35,254,319, respectively.

See Notes to Financial Statements.

		CLASS I (a)
For the Six
Months Ended		For the				For the
January 31, 2010		Year Ended				Period Ended
(Unaudited)		July 31, 2009		July 31, 2008	July 31, 2007	July 31, 2006 (a)
$16.52		$16.10		$22.65	$13.27	$10.00

(0.01)		0.15		0.13	0.19	0.08
0.34		0.60	(d)	(1.80)	9.63	3.19
0.33		0.75		(1.67)	9.82	3.27

(0.15)		(0.33)		(0.00)	(0.07)	(0.00)
–		(0.00)		(4.88)	(0.37)	(0.00)
(0.15)		(0.33)		(4.88)	(0.44)	(0.00)
—		—		—	—	—
0.18		0.42		(6.55)	9.38	3.27
$16.70		$16.52		$16.10	$22.65	$13.27
1.93%		5.51	%(d)	(13.41)%	74.91%	32.70%

$9,933		$9,744		$9,231	$22,303	$12,622
1.40	%(f)	1.40%		1.47%	1.55%	1.55	%(f)
1.86	%(f)	1.97%		1.76%	1.75%	2.58	%(f)
(0.08	)%(f)	1.20%		0.62%	1.06%	1.07	%(f)
77%		120%		178%	193%	51%

Notes to Financial Statements

January 31, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Clough China Fund (the “Fund”) is one of seven separate series offered to the public under the Trust as of January 31, 2010. The Fund has three classes of shares authorized: Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.75%. Class A and Class C shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge of 1% if the shares are sold within 12 months. The Fund’s investment objective is to provide investors with long-term capital appreciation.

On January 16, 2010, Old Mutual China Fund (“Predecessor Fund”), a series of the Old Mutual Funds I, participated in a tax-free reorganization. Through the reorganization, the predecessor Fund merged into the newly created fund series of the Trust. The Fund has carried over the historic performance and financial statements of the predecessor Fund. The predecessor Fund commenced operations on December 30, 2005.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board

Notes to Financial Statements continued

January 31, 2010 (Unaudited)

using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

The Fund has determined to fair value on a daily basis foreign securities traded outside of the Western Hemisphere to, among other things, avoid stale prices, make the Fund less attractive to market timers and take into account any significant events occurring after the close of a foreign market in those regions. While fair value pricing cannot eliminate the possibility of short-term trading, the Adviser believes it helps to protect the interests of the Fund’s long-term shareholders.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Notes to Financial Statements continued

January 31, 2010 (Unaudited)

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Unadjusted quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010.

		Level 2 - Other	Level 3 -
		Significant	Significant
Investments in Securities	Level 1 -	Observable	Unobservable
at Value	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$2,035,392	$39,241,171	$—	$41,276,563
Short Term Investments	4,052,419	—	—	4,052,419
TOTAL	$6,087,811	$39,241,171	$—	$45,328,982

For the six months ended January 31, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Notes to Financial Statements continued

January 31, 2010 (Unaudited)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at January 31, 2010.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

During the predecessor Fund’s fiscal year ended July 31, 2009, the predecessor Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during

Notes to Financial Statements continued

January 31, 2010 (Unaudited)

the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The net unrealized appreciation/depreciation on investments for federal income tax purposes for the six months ended January 31, 2010 were as follows:

Gross appreciation (excess of value over tax cost)	$8,339,542
Gross depreciation (excess of tax cost over value)	(1,611,020)
Net unrealized appreciation	$6,728,522
Cost of investments for income tax purposes	$38,600,460

Payments by Affiliate: During the year ended July 31, 2009, the Predecessor Fund was reimbursed $1,000 by Clay Finlay LLC (the Predecessor Fund’s former sub-adviser) for a trading error.

2. sECuRITIEs TRANsACTIONs

Purchases and sales of securities, excluding short term securities during the six months ended January 3 1, 2010 were $33,380,310 and $35,254,319, respectively.

3. CAPITAL sHARE TRANsACTIONs

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Fund retained $3,234 for the six months ended January 31, 2010, which is reflected in the “Shares redeemed” in the Statement of Changes in Net Assets. Transactions in shares of capital stock for the six months ended January 31, 2010 and for the predecessor Fund’s fiscal year ended July 31, 2009, were as follows:

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2010	July 31, 2009
Class A
Shares Sold	1,115,112	458,407
Shares Issued in Reinvestment of Dividends	2,123	10,494
Less Shares Redeemed	(343,773)	(679,414)
Net Increase/(Decrease)	773,462	(210,513)

Class C
Shares Sold	53,507	143,890
Shares Issued in Reinvestment of Dividends	––	812
Less Shares Redeemed	(173,095)	(275,943)
Net Decrease	(119,588)	(131,241)

Class Z (1)
Shares Sold	828,700	506,741
Shares Issued in Reinvestment of Dividends	5,297	6,227
Less Shares Redeemed	(1,543,589)	(137,480)
Net Decrease	(709,592)	(375,488)

Notes to Financial Statements continued

January 31, 2010 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2010	July 31, 2009
Class I (2)
Shares Sold	199	1,093
Shares Issued in Reinvestment of Dividends	4,880	16,230
Less Shares Redeemed	(1)	(1,016)
Net Increase	5,078	16,307

(1)                               As a result of the reorganization (Note 1), the Fund no longer offers Class Z shares. Effective January 12, 2010, holders of Class Z shares of the Old Mutual China Fund received Class A shares of the Fund.

(2)                               Prior to the close of business on January 15, 2010, Class I was known as Institutional Class.

4. MANAGEMENT AND RELATED PARTY TRANsACTIONs

ALPS Advisors, Inc. (“AAI” or “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. AAI has delegated daily management of Fund assets to Clough Capital Partners, LP (“Clough”), the sub-adviser of the Fund. Clough manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays AAI an annual management fee of 1.35% based on the Fund’s average daily net assets. Pursuant to an Investment Sub-advisory Agreement, AAI pays Clough an annual sub-advisory management fee of 0.90% of the Fund’s daily net assets. AAI is required to pay all fees due to Clough out of the management fee AAI receives from the Fund.

AAI contractually has agreed to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.40% for Class I shares through December 31, 2010, 1.70% for Class A shares through December 31, 2009 and 1.85% for Class A shares from January 1, 2010 through December 31, 2010, and 2.70% for Class C shares through December 31 , 2010. AAI will consider further reductions to these limits on an annual basis. Without this agreement, expenses would be higher. Effective January 1, 2011, ALPS Advisors contractually has agreed to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. ALPS Advisors will consider further reductions to these limits on an annual basis. Without this agreement, expenses would be higher.

ALPS Distributors, Inc. (an affiliate of ALPS and AAI) (“ADI” or the “Distributor”) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund

Notes to Financial Statements continued

January 31, 2010 (Unaudited)

shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Class A and the Class C shares. The Plan allows the Fund to use its Class A and Class C assets to pay fees in connection with the distribution, marketing and/or the provision of shareholder services to Class A and Class C shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A and Class C shares of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% and 0.75% of the average daily net assets of the Class A and Class C shares, respectively. Because these fees are paid out of a Fund’s share class assets on an ongoing basis, over time they will increase the cost of an investment in Class A and Class C shares, and Plan fees may cost an investor more than other types of sales charges.

ALPS (an affiliate of ADI and AAI) serves as administrator to the Fund and the Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting, fund administration, transfer agency, and generally assist in the Fund’s operations. The Annual Administrative Fee will be billed monthly, in the amount of 0.15% of the Fund’s average net assets.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of any class a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2010, National Financial Services LLC held approximately 25.81% of Class A of the Fund, Merrill Lynch held approximately 39.35% of Class C of the Fund, and John Clay and David Finlay respectively held 69.20% and 30.39% of Class I of the Fund.

Subsequent Event: On March 10, 2010, the Fund adopted a shareholder services plan (a “Shareholder Services Plan”) with respect to the Fund’s Class C shares that will become effective April 12, 2010. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 24, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Additional Information

January 31, 2010 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1 -800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

3. DISCLOSURE REGARDING APPROVAL OF FUND ADVISORY AGREEMENTS

On August 28, 2009, the Trust’s Board met in person to discuss, among other things, the approval of (i) the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and AAI and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement,” together with the Advisory Agreement, the “Fund Advisory Agreements”) among the Trust, AAI and Clough for the Fund in accordance with Section 15(c) of the Investment Company Act of 1940, as amended. The Trustees were informed that AAI, as the investment adviser, and Clough, as the investment sub-adviser, have responsibility for the investment and management of the Fund’s assets and securities. The Independent Trustees met with independent legal counsel during executive session and discussed the Fund Advisory Agreements and other related materials.

In approving the Advisory Agreement with AAI and the Sub-Advisory Agreement with Clough, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee Rate: The Trustees reviewed and considered the tiered contractual annual advisory fee to be paid by (a) the Trust, on behalf of the Fund, to AAI of 1.35% of the Fund’s daily average net assets and (b) AAI to Clough of 0.90% of the Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI and Clough to the Fund.

The Board received and considered information comparing the Fund’s contractual advisory fees and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

Based on such information, the Trustees further determined that the tiered contractual annual advisory fees set forth above and the total expense ratio (after waivers) of 1.85%, 2.45% and 1.40% for Class A, Class C and Class I, respectively, of the Fund, taking into account the contractual fee waivers in place, is comparable to others within the Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement and the Sub-Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement and the Sub-Advisory Agreement. The Trustees reviewed certain background materials supplied by AAI and Clough in each of their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and Clough’s investment advisory personnel, their history as asset managers, their performance and the amount of assets currently under management by AAI and Clough. The Trustees also reviewed the research and decision-making processes utilized by AAI and Clough, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

The Trustees considered the background and experience of AAI’s and Clough’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and Clough’s insider trading policies and procedures and a description of their Codes of Ethics.

Performance: The Trustees reviewed performance information for the predecessor fund of the Fund for the one-, two- and three-year periods ended July 31, 2009. That review included a comparison of the predecessor’s performance to the performance of a group of comparable funds selected by Lipper. The Trustees also considered Clough’s representations about the effect of recent market turmoil on the Fund’s performance. The Trustees also considered Clough’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

The Advisers’ Profitability: The Trustees received and considered a projected profitability analysis prepared by AAI and Clough based on the fees payable under the Advisory Agreement and Sub-Advisory Agreement, respectively. The Trustees considered the projected profits, if any, anticipated to be realized by AAI and Clough in connection with the operation of the Fund. The Board then reviewed AAI’s and Clough’s financial statements in order to analyze the financial condition and stability and profitability of each adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders.

Other Benefits to the Adviser: The Trustees reviewed and considered any other benefits derived or to be derived by AAI and Clough from their relationship with the Fund, including soft dollar arrangements.

In selecting AAI as the Fund’s investment adviser and Clough as the Fund’s sub-adviser and approving the Advisory Agreement and Sub-Advisory Agreement and the fees charged under each agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement and Sub-Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•                 the investment advisory fees to be received by AAI with respect to the Fund were comparable to others with in such Fund’s peer universe;

•                 the nature, extent and quality of services rendered by AAI under the Advisory Agreement and by Clough under the Sub-Advisory Agreement were adequate;

•                 there was no performance to date with respect to the Fund and the performance of the predecessor fund was comparable to the performance of other funds in the predecessor fund’s peer universe;

•                 the profit, if any, anticipated to be realized by AAI in connection with the operation of the Fund is fair to the Trust, especially in light of the fee waiver agreement between the Trust and AAI; and

•                 there were no material other benefits accruing to AAI or Clough in connection with its relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, all of the Trustees, including all of the Independent Trustees in person at the meeting, concluded that AAI’s and Clough’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

4. SHAREHOLDER MEETING

A Special Meeting of Shareholders of the predecessor Fund was held on January 11, 2010. At the meeting, the following matter was voted on by the predecessor Fund’s shareholders. Each vote reported represents one dollar of net asset value held on the record date of the meeting. The results of the Special Meeting of Shareholders are noted below.

Proposal 1

Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Old Mutual China Fund to the Clough China Fund, a newly created series of Financial Investors Trust.

Fund	Old Mutual China Fund - A Shares	Old Mutual China Fund - C Shares	Old Mutual China Fund - Institutional Shares	Old Mutual China Fund - Z Shares
Record Date Votes	888,804	497,830	589,696	826,101
Number of Votes
Affirmative	445,574	262,942	588,284	416,555
Against	6,650	7,484	—	19,718
Abstain	21,536	9,740	8	16,760
Total	473,760	280,166	588,292	453,033
Percentage of Total
Outstanding Votes
Affirmative	50.13%	52.82%	99.76%	50.42%
Against	0.75%	1.50%	0.00%	2.39%
Abstain	2.42%	1.96%	0.00%	2.03%
Total	53.30%	56.28%	99.76%	54.84%
Percentage of Voted
Affirmative	94.05%	93.85%	100.00%	91.95%
Against	1.40%	2.67%	0.00%	4.35%
Abstain	4.55%	3.48%	0.00%	3.70%
Total	100.00%	100.00%	100.00%	100.00%

Trustees and Officers

January 31, 2010 (Unaudited)

As of January 31, 2010, the Fund represented one of seven separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling (866) 759-5679. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INDEPENDENT TRUSTEES

Number
of Funds
				in Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s)	Overseen by	Held by
& Age	Funds	Time Served	During Past 5 Years**	Trustee***	Trustee

Mary K. Anstine, age 68	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of the Shareholders held on August 7, 2009.	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	22

Ms. Anstine is a Trustee of ALPS ETF Trust (9 funds); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***	The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. and/or Clough Capital Partners, LP provide investment advisory services.

				Number
				of Funds
				in Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s)	Overseen by	Held by
& Age	Funds	Time Served	During Past 5 Years**	Trustee***	Trustee

John R. Moran, Jr., age 79	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of the Shareholders held on August 7, 2009.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	7	None.

Jeremy W. Trustee Deems, age 33		Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of the Shareholders held on August 7, 2009.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	17	Mr. Deems is a Trustee of ALPS ETF Trust (9 funds); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***	The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. and/or Clough Capital Partners, LP provide investment advisory services.

Number
of Funds
				in Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s)	Overseen by	Held by
& Age	Funds	Time Served	During Past 5 Years**	Trustee***	Trustee

Jerry G. Rutledge, age 65	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	10	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund) and a Director of the American National Bank.

Michael “Ross” Shell, age 39	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.

Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008), From 1999-2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/ innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.

				7	None.

INTERESTED TRUSTEE

Number
of Funds
				in Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s)	Overseen by	Held by
& Age	Funds	Time Served	During Past 5 Years**	Trustee***	Trustee

Edmund J. Burke, age 48	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is Chief Executive Officer and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and FTAM Distributors, Inc. (“FDI”) and from 2001-2008, was President of AAI, ADI, AFS and FDI. Because of his positions with AHI, AAI, ADI, AFS and FDI, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is President of the Reaves Utility Income Fund (since 2004); Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

9

Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***	The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. and/or Clough Capital Partners, LP provide investment advisory services.

OFFICERS

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**

Jeremy O. May, age 39	Treasurer	Mr. May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May joined ALPS in 1995 and is currently President and Director of AFS and Executive Vice President and Director of AHI, AAI, ADI and FDI. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Financial Investors Trust, Financial Investors Variable Insurance Trust and Reaves Utility Income Fund. Mr. May is also President, Chairman and Trustee of the ALPS Variable Insurance Trust and Chairman and Trustee of the Reaves Utility Income Fund. Mr. May is currently on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

JoEllen L. Legg, age 48	Secretary	Ms. Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS in October 2007 and is currently Vice President and Associate Counsel of ALPS, AAI, ADI and FDI. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of Transparent Value Trust and Westcore Trust and Assistant Secretary of the Stone Harbor Investment Funds and WesMark Funds.

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**

Michael Akins, age 33	Chief Compliance Officer (“CCO”)	Mr. Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS in April 2006 and is currently Vice President and Deputy Compliance Officer of ALPS. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his position with ALPS, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund and the Clough Global Equity Fund.

Kimberly R. Storms, age 37	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.; and Assistant Secretary of Ameristock Mutual Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

Notes

Notes

CLOUGH CHINA FUND

An ALPS Advisors, Inc. Solution

1290 Broadway, Suite 1100
Denver, CO 80203
1.866.759.5679

ALPS FUND SERVICES

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

For more information about the Fund, including a prospectus, please visit www.alpsfunds.com or call 1.866.759.5679.

This material must be accompanied or proceeded by a prospectus.

The Clough China Fund is distributed by ALPS Distributors, Inc.

Item 2.                                     Code of Ethics.

Not applicable to this Report.

Item 3.                                     Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.                                     Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.                                     Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.                                     Investments.

(a)          Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.          Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                             Exhibits.

(a)(1)                  Not applicable to this Report.

(a)(2)                  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)                  Not applicable to Registrant.

(b)                               The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	April 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	April 9, 2010

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	April 9, 2010